Additional Financial Information (Consolidated Statements Of Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Advertising expense	$ 5,253	$ 6,121	$ 5,100
Interest expense incurred	8,048	8,622	8,450
Capitalized interest	(123)	(200)	(493)
Total interest expense	$ 7,925	$ 8,422	$ 7,957